April 30, 2010
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
RE: John Hancock Funds III (the “Trust”)
File Nos. 333-125838; 811-21777
Ladies and Gentlemen:
Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder; and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 25 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 27 to its Registration Statement under the 1940 Act (“Amendment No. 25”).
Amendment No. 25 is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act and it is anticipated that the Trust will request that the effective date of Amendment No. 25 be accelerated to Monday, May 3, 2010, in accordance with Rule 461 under the 1933 Act. Amendment No. 25 is a subsequent amendment to Post-Effective Amendment No. 23 filed on March 12, 2010 (Accession Number: 0000950123-10-024005). The purpose of Amendment No. 25 is to respond to comments received via telephone on Thursday, April 8, 2010, from the staff of the Securities and Exchange Commission with respect to Post-Effective Amendment 23. A summary of each comment followed by the Trust’s response was filed as correspondence via EDGAR on April 21, 2010 (Accession Number: 0001010521-10-000150).
In conjunction with Amendment No. 25, the Trust anticipates the registration statement on Form N-14, which was filed on Monday, March 23, 2010 (Accession Number: 0000950123-10-027296), will become automatically effective on Monday, May 3, 2010, registering shares of the John Hancock Disciplined Value Mid Cap Fund (the “Fund”) to be used in connection with the reorganization of the Robeco Boston Partners Mid Cap Value Fund (the “Acquired Fund”) into the Fund.
For each prospectus included in Amendment No. 25, the risk/return summary of the Fund is substantially similar to that of the Acquired Fund (Accession Number: 0001193125-09-262027).
If you have any questions or comments, please call me at 617-663-3241. In my absence, please call Nick Kolokithas at 617-663-4324.

/s/ David D. Barr
David D Barr, Esq.
Assistant Secretary